Derivatives Derivatives - Credit Risk Contingent Features (Details) - Credit Risk Contract - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Derivative liabilities with credit-risk-contingent features	$ 0.4	$ 1.1
Maximum potential collateral requirements	$ 0.4	$ 1.0